SCHEDULE OF FUTURE INCOME TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net loss before taxes	$ (20,267,365)	$ (21,036,690)	$ (15,669,093)
Expected current income tax recovery	5,370,852	5,574,723	4,152,310
Amounts not deductible for tax purposes	1,113,000	1,177,000	1,201,600
Other non-deductible items	69,000	66,000	111,000
Other deductible items	191,000	161,000	157,000
Non-taxable gain (loss)		(388,000)	383,000
Non-taxable loan forgiveness			49,000
Deferred R&D expenses, net	(459,000)	(627,000)
Foreign tax differential	(905,538)	(828,000)	(508,000)
Unrecognized tax recovered (losses)	3,015,314	2,649,723	2,920,710
Income tax recovery recognized
Unused income tax losses	150,219,271	138,384,521	124,361,000
Unrecognized deferred tax assets	(150,219,271)	(138,384,521)	(124,361,000)
Deferred income tax assets recognized
Resource Assets [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	1,024,271	1,024,271	1,024,271
Gross Unamortized Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	810,000	1,081,250	1,114,604
Capitalized Expenses [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	5,900,000	2,368,000
Canadian Non Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	22,585,000	21,955,000	21,404,000
Canadian Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	5,300,000	5,156,000	5,565,125
Us Non Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	95,300,000	93,000,000	86,073,000
Singapore Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Singapore non-capital losses	$ 19,300,000	$ 13,800,000	$ 9,180,000